Business combinations (Subsidiary transferred from joint venture) (Identifiable assets and liabilities of acquiree as at acquisition date) (Detail) - Hong Kong Energy [member] ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	¥ 2,628,080
Property, plant and equipment [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	275,889
Deferred income tax assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	2,919
Other non-current assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	10,205,870
Inventories [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	372,248
Other receivables and assets [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	1,030,858
Accounts receivable [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	1,523,409
Bank balances and cash [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	374,964
Long-term loans [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(8,200,739)
Other non-current liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(210,142)
Accounts payable and other liabilities [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(675,009)
Taxes payables [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(1,330)
Short-term loans [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	(1,560,108)
Current portion of long-term loans [member]
Disclosure of detailed information about business combination [line items]
Total identifiable net assets, Fair Value	¥ (510,749)